Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee does not seek to time equity award grants to take advantage of material information, either positive or negative, that has not been publicly disclosed for the purpose of affecting the value of executive compensation. Similarly, the Company does not time the release of material non-public information based on equity award grant dates. The Compensation Committee approves annual equity awards for the CEO and other Named Executive Officers at its pre-scheduled meeting generally held in mid-February each year with the effective grant date of such awards being the last day of February (and the exercise price of options, if granted, being the closing market price of our Common Stock on such date, or if the grant is made on a weekend or holiday, on the prior trading day). The Compensation Committee has delegated authority to the CEO to make annual equity awards to all other employees, and the CEO makes such annual awards with an effective grant date being the last day of February (and the exercise price of options, if granted, being the closing market price of our Common Stock on such date, or if the grant is made on a weekend or holiday, on the prior trading day). This practice results in the equity awards being granted approximately two weeks after the Company publicly releases its financial results for its previous fiscal year, which permits material information regarding the Company’s performance for the prior fiscal year to be evaluated by investors and the public well before the equity-based grants are made. The Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features.
During the fiscal year ended December 31, 2024, no Named Executive Officer received a grant of stock options during the period beginning four business days before, and ending one business day after, the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a current report on Form 8-K that discloses material nonpublic information. Rather than stock options, the Compensation Committee granted PSUs and RSUs as part of the 2024 long-term incentive program for the Named Executive Officers.
In addition to the annual grants to the Named Executive Officers, equity awards may be granted at other times during the year to new hires, employees receiving promotions, and in other special circumstances. Off-cycle equity awards for a new Named Executive Officer require Compensation Committee approval. The Compensation Committee has delegated authority to the CEO to make off-cycle equity awards for all other employees. Any off-cycle awards approved by the CEO or the Compensation Committee are granted on the last day of the month of hire or promotion with the exercise price of options, if granted, being the closing market price of our Common Stock on such date, or if the grant is made on a weekend or holiday, on the prior trading day.

Award Timing Method
The Compensation Committee does not seek to time equity award grants to take advantage of material information, either positive or negative, that has not been publicly disclosed for the purpose of affecting the value of executive compensation. Similarly, the Company does not time the release of material non-public information based on equity award grant dates. The Compensation Committee approves annual equity awards for the CEO and other Named Executive Officers at its pre-scheduled meeting generally held in mid-February each year with the effective grant date of such awards being the last day of February (and the exercise price of options, if granted, being the closing market price of our Common Stock on such date, or if the grant is made on a weekend or holiday, on the prior trading day). The Compensation Committee has delegated authority to the CEO to make annual equity awards to all other employees, and the CEO makes such annual awards with an effective grant date being the last day of February (and the exercise price of options, if granted, being the closing market price of our Common Stock on such date, or if the grant is made on a weekend or holiday, on the prior trading day). This practice results in the equity awards being granted approximately two weeks after the Company publicly releases its financial results for its previous fiscal year, which permits material information regarding the Company’s performance for the prior fiscal year to be evaluated by investors and the public well before the equity-based grants are made. The Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
The Compensation Committee does not seek to time equity award grants to take advantage of material information, either positive or negative, that has not been publicly disclosed for the purpose of affecting the value of executive compensation. Similarly, the Company does not time the release of material non-public information based on equity award grant dates. The Compensation Committee approves annual equity awards for the CEO and other Named Executive Officers at its pre-scheduled meeting generally held in mid-February each year with the effective grant date of such awards being the last day of February (and the exercise price of options, if granted, being the closing market price of our Common Stock on such date, or if the grant is made on a weekend or holiday, on the prior trading day). The Compensation Committee has delegated authority to the CEO to make annual equity awards to all other employees, and the CEO makes such annual awards with an effective grant date being the last day of February (and the exercise price of options, if granted, being the closing market price of our Common Stock on such date, or if the grant is made on a weekend or holiday, on the prior trading day). This practice results in the equity awards being granted approximately two weeks after the Company publicly releases its financial results for its previous fiscal year, which permits material information regarding the Company’s performance for the prior fiscal year to be evaluated by investors and the public well before the equity-based grants are made. The Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features.

MNPI Disclosure Timed for Compensation Value	false